CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	¥ 14,607,774	¥ 11,024,906
Restricted cash	106,272	609,975
Short-term deposits	14,921,688	25,858,007
Short-term investments	1,262,129	2,833,763
Long-term deposits, current portion	427,466	0
Accounts and notes receivable, net	3,872,846	2,673,494
Installment payment receivables, net, current portion	1,294,665	887,202
Inventory	4,521,373	2,661,921
Amounts due from related parties	47,124	32,785
Prepayments and other current assets	2,466,084	2,248,683
Total current assets	43,527,421	48,830,736
Non-current assets
Long-term deposits	6,926,450	3,217,266
Property, plant and equipment, net	10,606,745	5,424,776
Right-of-use assets, net	1,954,618	1,561,175
Intangible assets, net	1,042,972	878,724
Land use rights, net	2,747,854	595,471
Installment payment receivables, net	2,188,643	1,863,492
Long-term investments	2,295,032	1,549,176
Other non-current assets	201,271	1,730,486
Total non-current assets	27,963,585	16,820,566
Total assets	71,491,006	65,651,302
Current liabilities
Short-term borrowings	2,419,210	0
Accounts and notes payable	14,222,856	12,362,186
Amounts due to related parties	91,111	24,919
Operating lease liabilities, current portion	490,811	373,488
Finance lease liabilities, current portion	128,279	0
Deferred revenue, current portion	389,243	418,227
Long-term borrowings, current portion	761,859	0
Accruals and other liabilities	5,583,829	4,811,107
Income taxes payable	27,655	22,737
Total current liabilities	24,114,853	18,012,664
Non-current liabilities
Long-term borrowings	4,613,057	1,675,106
Operating lease liabilities	1,854,576	1,189,754
Finance lease liabilities	797,743	0
Deferred revenue	694,006	479,061
Other non-current liabilities	2,506,106	2,148,139
Total non-current liabilities	10,465,488	5,492,060
Total liabilities	34,580,341	23,504,724
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	60,691,019	59,980,534
Statutory reserves	6,425	6,047
Accumulated deficit	(25,330,916)	(16,191,566)
Accumulated other comprehensive (loss) income	1,544,024	(1,648,549)
Total shareholders' equity	36,910,665	42,146,578
Total liabilities and shareholders' equity	71,491,006	65,651,302
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	92	87
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21	¥ 25